Income Taxes (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RMB [Member]
Income Taxes (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes [Line Items]
Income (loss) from operations before income taxes | ¥	¥ (33,133)		¥ (42,665)
PRC income tax statutory rate	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate | ¥	¥ (8,283)		¥ (10,666)
Preferential tax treatments | ¥	3,513		3,966
Expenses not deductible for tax purposes | ¥	330		421
Uncertain tax provision | ¥			500
Temporary book/tax differences | ¥	2,286
Reversal of previously-recognized DTA due to changes in applicable tax rate | ¥			768
Impact of different tax rates in other jurisdictions | ¥	48		141
Others | ¥	133		197
Valuation allowances | ¥	294		1,252
Income tax expense (benefit) | ¥	¥ (1,679)		¥ (3,421)
US Dollar [Member]
Income Taxes (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes [Line Items]
Income (loss) from operations before income taxes | $		$ (4,804)
PRC income tax statutory rate	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate | $		$ (1,201)
Preferential tax treatments | $		509
Expenses not deductible for tax purposes | $		48
Uncertain tax provision | $
Temporary book/tax differences | $		332
Reversal of previously-recognized DTA due to changes in applicable tax rate | $
Impact of different tax rates in other jurisdictions | $		7
Others | $		19
Valuation allowances | $		43
Income tax expense (benefit) | $		$ (243)